Revenue and segment information (Reconciliation of segment result to profit before income tax expense) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		¥ 1,973,147	¥ 2,801,733	[1],[2]	¥ 13,813,138	[1],[2]
PRC GAAP [member] | Reportable segment total [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		3,622,485	1,996,124	[1]	17,381,099	[1]
PRC GAAP [member] | Loss related to the headquarter [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		(354,162)	(170,210)	[1]	(699,054)	[1]
PRC GAAP [member] | Investment income from China Huaneng Finance Co., Ltd. ("Huaneng Finance") [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		166,864	143,794	[1]	132,018	[1]
PRC GAAP [member] | Dividend income of available-for-sale financial assets [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense	[1]		124,918		105,337
PRC GAAP [member] | Dividend income of other equity instruments investments [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		1,168
PRC GAAP [member] | Gains on disposal of available-for-sale financial asset [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense	[1]		1,479,732		932,738
Effect of transition to IFRSs [member] | Impact of restatement under PRC GAAP in relation to business combination under common control (Note 41) [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense	[1]	7,121	145,682		(3,485,801)
Effect of transition to IFRSs [member] | Impact of other IFRS adjustments [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense	[3]	¥ (1,470,329)	¥ (918,307)	[1]	¥ (553,199)	[1]

[1]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[3]	Other GAAP adjustments above primarily represented the classification adjustments and other adjustments of the prior year transactions. Other than the classification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortization of related assets or the extinguishment of liabilities.